American Customer Satisfaction ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Airlines - 3.4%
Alaska Air Group, Inc. (a)	50,171	$3,248,572

Apparel - 4.1%
Levi Strauss & Co. - Class A	104,739	1,811,985
Skechers USA, Inc. - Class A (a)	30,288	2,036,565
		3,848,550

Auto Manufacturers - 3.6%
Tesla, Inc. (a)	8,301	3,352,276

Banks - 7.3%
JPMorgan Chase & Co.	18,841	4,516,376
Morgan Stanley	18,445	2,318,906
		6,835,282

Beverages - 3.2%
Coca-Cola Co.	48,612	3,026,583

Computers - 7.5%
Apple, Inc.	28,200	7,061,844

Diversified Financial Services - 2.4%
The Charles Schwab Corp.	30,731	2,274,401

Electric - 1.1%
Duke Energy Corp.	9,970	1,074,168

Gas - 1.2%
Atmos Energy Corp.	8,131	1,132,404

Healthcare - Services - 5.4%
Humana, Inc.	11,175	2,835,209
UnitedHealth Group, Inc.	4,537	2,295,087
		5,130,296

Household Products & Wares - 1.8%
Clorox Co.	10,556	1,714,400

Insurance - 4.2%
Berkshire Hathaway, Inc. - Class B (a)	2,461	1,115,522
Prudential Financial, Inc.	24,268	2,876,486
		3,992,008

Internet - 18.8%
Alphabet, Inc. - Class C	26,280	5,004,763
Amazon.com, Inc. (a)	23,750	5,210,512
Meta Platforms, Inc. - Class A	7,433	4,352,096
Netflix, Inc. (a)	3,555	3,168,643
		17,736,014

Lodging - 2.3%
Hilton Worldwide Holdings, Inc.	8,882	2,195,275

Retail - 15.9%
American Eagle Outfitters, Inc.	93,679	1,561,629
Costco Wholesale Corp.	5,794	5,308,868
O’Reilly Automotive, Inc. (a)	1,797	2,130,883
Texas Roadhouse, Inc.	11,620	2,096,597
Tractor Supply Co.	35,189	1,867,128
Yum! Brands, Inc.	15,200	2,039,232
		15,004,337

Software - 4.8%
Microsoft Corp.	10,647	4,487,711

Telecommunications - 10.5%
AT&T, Inc.	116,765	2,658,739
Motorola Solutions, Inc.	4,734	2,188,197
T-Mobile US, Inc.	12,283	2,711,226
Verizon Communications, Inc.	57,907	2,315,701
		9,873,863

Transportation - 2.4%
FedEx Corp.	8,171	2,298,748
TOTAL COMMON STOCKS (Cost $76,308,730)		94,286,732

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41% (b)	75,942	75,942
TOTAL SHORT-TERM INVESTMENTS (Cost $75,942)		75,942

TOTAL INVESTMENTS - 100.0% (Cost $76,384,672)		94,362,674
Liabilities in Excess of Other Assets - (0.0)% (c)		(26,084)
TOTAL NET ASSETS - 100.0%		$94,336,590
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

American Customer Satisfaction ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,286,732	$—	$—	$94,286,732
Money Market Funds	75,942	—	—	75,942
Total Investments	$94,362,674	$—	$—	$94,362,674

Refer to the Schedule of Investments for further disaggregation of investment categories.